Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION
On July 30, 2021, the Company consummated the previously announced Business Combination pursuant to the terms of the Business Combination Agreement, dated as of February 2, 2021, as amended, by and among Dragoneer, Chariot Opportunity Merger Sub, Inc. (“Chariot Merger Sub”), a Delaware corporation, and CCCIS, a Delaware corporation.
Immediately upon the consummation of the Business Combination and the Transactions, Chariot Merger Sub, a wholly-owned direct subsidiary of Dragoneer, merged with and into CCCIS, with CCCIS surviving the Business Combination as a wholly-owned direct subsidiary of Dragoneer (“Merger”). In connection with the Transactions, Dragoneer changed its name to “CCC Intelligent Solutions Holdings Inc.”
The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Dragoneer was treated as the acquired company for accounting purposes and the Business Combination was treated as the equivalent of CCCIS issuing stock for the net assets of Dragoneer, accompanied by a recapitalization.
The net assets of Dragoneer are stated at historical cost, with no goodwill or other intangible assets recorded. Reported shares and earnings per share available to holders of CCCIS’s capital stock and equity awards prior to the Business Combination have been retroactively restated reflecting the exchange ratio of 1:340.5507 (“Exchange Ratio”).
Pursuant to the Merger, at the Effective Time of the Merger (the “Effective Time”):

•
each share of CCCIS common stock that was issued and outstanding immediately prior to the Effective Time was automatically canceled and converted into the right to receive shares of the Company’s common stock based on the Exchange Ratio, rounded down to the nearest whole number of shares;

•
each option to purchase shares of CCCIS common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by the Company and became an option (vested or unvested, as applicable) to purchase a number of shares of the Company’s common stock equal to the number of shares of CCCIS common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole number of shares, at an exercise price equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio and rounded up to the nearest whole cent;

•
each of Dragoneer’s redeemable Class A ordinary share and Class B ordinary share that was issued and outstanding immediately prior to the Effective Time was exchanged for an equal number of shares of the Company’s common stock.

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements with certain institutional investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the closing, an aggregate of 15,000,000 shares of the Company’s common stock at a purchase price of $10.00 per share.
Prior to the closing, the Company entered into forward purchase agreements with Dragoneer Funding LLC and Willett Advisors LLC, pursuant to which the Company issued an aggregate of 17,500,000 forward purchase units, each consisting of one common share and one-fifth
of one Public Warrant to purchase one common share for $11.50 per share, for a purchase price of $10.00 per unit.
Effective upon Closing, 8,625,000 shares held by Dragoneer Growth Opportunities Holdings (the “Sponsor Vesting Shares”) became non-transferable
and subject to forfeiture on the tenth anniversary of Closing if neither of the following triggering events has occurred: (a) the share price of the Company’s common stock has been greater than or equal to $13.00 per share for any twenty trading days within any thirty consecutive trading day period beginning after Closing, or (b) a change in control as defined in the Business Combination Agreement. The Sponsor Vesting Shares do not meet the criteria to be classified as a liability and are presented within stockholders’ equity.
As part of the Business Combination, 15.0 million shares of the Company’s common stock (the “Company Earnout Shares”) shall be issued to CCCIS shareholders existing as of immediately prior to Closing and holders of vested and unvested equity awards of CCCIS as of the date of the Business Combination Agreement (subject to continued employment), following a triggering event (“CCC Triggering Event”). A CCC Triggering Event is defined as the earlier of (a) the first date on which the shares of the Company’s common stock have traded for greater than or equal to $15.00 per share for any twenty trading days within any thirty consecutive trading day period commencing after the closing or (b) a change in control as defined in the Business Combination Agreement. If a CCC Triggering Event does not occur within ten years after Closing, the CCC Earnout Shares are forfeited.
The Company Earnout Shares are not issued shares and are excluded from the Company’s issued and outstanding shares within its condensed consolidated statements of mezzanine equity and stockholders’ equity.
Upon Closing, the Company received net cash contributions of $763.3 million and had 603,170,380 shares of common stock outstanding.

3.	BUSINESS COMBINATION
On the Closing Date, the Company consummated the previously announced Business Combination pursuant to the terms of the Business Combination Agreement, dated as of February 2, 2021, as amended, by and among Dragoneer, Chariot Opportunity Merger Sub, Inc. (“Chariot Merger Sub”), a Delaware corporation, and CCCIS, a Delaware corporation.
Immediately upon the consummation of the Business Combination and the other transactions contemplated by the Business Combination Agreement (collectively, the “Transactions”), Chariot Merger Sub, a wholly-owned direct subsidiary of Dragoneer, merged with and into CCCIS, with CCCIS surviving the Business Combination as a wholly-owned direct subsidiary of Dragoneer (the “Merger”). In connection with the Transactions, Dragoneer changed its name to “CCC Intelligent Solutions Holdings Inc.”
The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Dragoneer was treated as the acquired company for accounting purposes and the Business Combination was treated as the equivalent of CCCIS issuing stock for the net assets of Dragoneer, accompanied by a recapitalization.
CCCIS was determined to be the accounting acquirer based on the following predominant factors among others:

•	the pre-Closing CCCIS stockholders continue to control the Company following the Closing of the Business Combination;

•	the board of directors and management of the Company following the Business Combination are composed of individuals associated with CCCIS;

•	CCCIS was the larger entity based on historical operating activity, assets, revenues, and employee base at the time of the Closing of the Transactions; and

•	the ongoing operations of the Company following the Business Combination comprise those of CCCIS.
The net assets of Dragoneer are stated at historical cost, with no goodwill or other intangible assets recorded. Reported shares and earnings per share available to holders of CCCIS’s capital stock and equity awards prior to the Business Combination have been retroactively restated reflecting the Exchange Ratio.
Pursuant to the Merger, at the Effective Time of the Merger (the “Effective Time”):

•
each share of CCCIS common stock that was issued and outstanding immediately prior to the Effective Time was automatically canceled and converted into the right to receive shares of the Company’s common stock based on the Exchange Ratio, rounded down to the nearest whole number of shares;

•
each option to purchase shares of CCCIS common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by the Company and became an option (vested or unvested, as applicable) to purchase a number of shares of the Company’s common stock equal to the number of shares of CCCIS common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole number of shares, at an exercise price equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio and rounded up to the nearest whole cent;

•
each of Dragoneer’s redeemable Class A ordinary shares and Class B ordinary shares that was issued and outstanding immediately prior to the Effective Time was exchanged for an equal number of shares of the Company’s common stock.

Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements with certain institutional investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the Closing, an aggregate of 15,000,000 shares of the Company’s common stock at a purchase price of $10.00 per share.
Prior to the Closing, the Company entered into forward purchase agreements with Dragoneer Funding LLC and Willett Advisors LLC, pursuant to which the Company issued an aggregate of 17,500,000 forward purchase units, each consisting of one common share and
one-fifth
of one warrant to purchase one common share for $11.50 per share, for a purchase price of $10.00 per unit.
Effective upon Closing, 8,625,000 shares held by Dragoneer Growth Opportunities Holdings (the “Sponsor Vesting Shares”) became non-transferable
and subject to forfeiture on the tenth anniversary of Closing if neither of the following triggering events has occurred: (a) the share price of the Company’s common stock has been greater than or equal to $13.00 per share for any twenty trading days within any thirty consecutive trading day period beginning after Closing, or (b) a change in control as defined in the Business Combination Agreement. The Sponsor Vesting Shares do not meet the criteria to be classified as a liability and are presented within stockholders’ equity.
As
 part of the Business Combination, 15.0
million shares of the Company’s common stock
(the “Company Earnout Shares”) shall be issued to CCCIS shareholders existing as of immediately prior to Closing and holders of vested and unvested equity awards of CCCIS as of the date of the Business Combination Agreement (subject to continued employment), following a triggering event (“CCC Triggering Event”). A CCC Triggering Event is defined as the earlier of (a) the first date on which the shares of the Company’s common stock have traded for greater than or equal to $15.00 per share for any twenty trading days within any thirty consecutive trading day period commencing after the Closing or (b) a change in control as defined in the Business Combination Agreement. If a CCC Triggering Event does not occur within ten years after Closing, the CCC Earnout Shares are forfeited.
Of the 15.0 million Company Earnout Shares, 13.5 million shares are reserved for issuance to CCCIS shareholders. The Company Earnout Shares do not meet the criteria to be classified as a liability and the fair value of the shares reserved for shareholders of $98.9 million was charged to additional paid-in
capital during the three months ended September 30, 2021. The remaining 1.5 million Company Earnout Shares are reserved for issuance to CCCIS option holders (see Note 20).
The Company Earnout Shares are not issued shares and are excluded from the table of common stock outstanding below.
The total number of shares of the Company’s common stock outstanding immediately following the Closing was 603,170,380, comprised as follows:

Shares issued to Dragoneer public shareholders and Sponsor	56,615,002
Sponsor Vesting Shares	8,625,000
Shares issued to Legacy CCC shareholders	505,430,378
Shares issued to Forward Purchasers	17,500,000
Shares issued to PIPE Investors	15,000,000

Total shares of common stock outstanding immediately following the Business Combination	603,170,380

In connection with the Business Combination, the Company incurred underwriting fees and other costs considered direct and incremental to the transaction totaling $11.1 million (before tax), consisting of legal, accounting, financial advisory and other professional fees. These amounts are treated as a reduction of the cash proceeds and are deducted from the Company’s additional paid-in
capital.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2021 and the consolidated statement of mezzanine equity and stockholders’ equity for the year ended December 31, 2021 (in thousands).

Cash - Dragoneer trust and cash	$449,441
Cash - PIPE Financing	150,000
Cash - Forward Purchase Agreements	175,000
Less: transaction costs and advisory fees	(11,141)

Net cash contibutions from Business Combination	763,300
Less: non-cash fair value of Public Warrants and Private Warrants	(58,459)

Net equity infusion from Business Combination	$704,841